PROVISION FOR RECLAMATION AND REHABILITATION (Narrative) (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Guanacevi, Mexico [Member]
Provision For Reclamation And Rehabilitation [Line Items]
Provision for reclamation and rehabilitation, undiscounted amount	$ 6,156
Present value of the probability weighted future cash flows, risk free rate	7.37%
Inflation rate	5.10%
Bolanitos, Mexico [Member]
Provision For Reclamation And Rehabilitation [Line Items]
Provision for reclamation and rehabilitation, undiscounted amount	$ 4,499
Present value of the probability weighted future cash flows, risk free rate	7.45%
Inflation rate	5.38%
Terronera, Mexico [Member]
Provision For Reclamation And Rehabilitation [Line Items]
Provision for reclamation and rehabilitation, undiscounted amount	$ 814
Present value of the probability weighted future cash flows, risk free rate	7.88%
Inflation rate	4.47%
Pitarrilla, Mexico [Member]
Provision For Reclamation And Rehabilitation [Line Items]
Provision for reclamation and rehabilitation, undiscounted amount	$ 44